Supplementary Financial Information (Schedule Of Restricted Cash) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Current Assets	$ 67	$ 52	$ 55
Total restricted cash - Noncurrent Assets	16	16	16
Customer Collections Related To Transition Bonds Used Only To Service Debt And Pay Expenses[Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Current Assets		52	55
Reserve For Fees Associated With Transition Bonds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Noncurrent Assets		10	10
Reserve For Shortfalls Of Transition Bond Charges [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash - Noncurrent Assets		$ 6	$ 6